Earnings per share	12 Months Ended
Jun. 30, 2020
Profit / (loss) per share attributable to equity holders of the parent:
Earnings per share
28.	Earnings per share

(a) Basic

Basic earnings per share amounts are calculated in accordance with IAS 33 "Earning per share" by dividing the profit attributable to equity holders of the Group by the weighted average number of ordinary shares outstanding during the year.

	June 30, 2020	June 30, 2019	June 30, 2018
Profit for the year of continuing operations attributable to equity holders of the parent	4,142	(39,076)	(3,423)
Profit for the year of discontinued operations attributable to equity holders of the parent	10,107	2,466	24,470
Profit for the year attributable to equity holders of the parent	14,249	(36,610)	21,047
Weighted average number of ordinary shares outstanding	575	575	575
Basic earnings per share	24.76	(63.68)	36.58

(b) Diluted

Diluted earnings per share amounts are calculated by adjusting the weighted average number of ordinary shares outstanding to assume conversion of all dilutive potential shares. The Group holds treasury shares associated with incentive plans with potentially dilutive effect.

	June 30, 2020	June 30, 2019	June 30, 2018
Profit for the year of continuing operations attributable to equity holders of the parent	4,142	(39,076)	(3,423)
Profit for the year of discontinued operations attributable to equity holders of the parent	10,107	2,466	24,470
Profit for the year per share attributable to equity holders of the parent	14,249	(36,610)	21,047
Weighted average number of ordinary shares outstanding	579	575	579
Diluted earnings per share	24.62	(63.68)	36.37